CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statement Of Comprehensive Income
Loss for the year	$ (28,914)	$ (22,090)	$ (40,270)
Other comprehensive (loss)/income
Foreign exchange translation differences	(167)	(520)	3,086
Other comprehensive (loss)/income	(167)	(520)	3,086
Total Comprehensive Loss (all attributable to owners of the parent)	$ (29,081)	$ (22,610)	$ (37,184)